Advances from Shareholder (Details) - CAD ($) $ in Thousands			12 Months Ended
	Jun. 24, 2022	May 31, 2022	May 31, 2024	May 31, 2023
Advances from Shareholder [Abstract]
Outstanding balance from shareholder		$ 1,979		$ 1,979
Shares issued	2,196,465